Description of Plan - General & Participant Contributions (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 plan
Description of Plan
Additional company savings plans with assets in the master trust	2
Participant Contribution Automatic Annual Increase Deferral Rate	1.00%
Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	75.00%
Minimum
Description of Plan
Participant Contribution, Automatic, Deferral Rate	5.00%
Maximum
Description of Plan
Participant Contribution, Automatic, Deferral Rate	10.00%